Consolidated Statements Of Convertible Preferred Stock And Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Early Exercise of Stock Options USD ($)	Convertible Preferred Stock USD ($)	Common Stock USD ($)	Common Stock Early Exercise of Stock Options	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Early Exercise of Stock Options USD ($)	Accumulated Other Comprehensive Loss USD ($)	Accumulated Deficit USD ($)
Balances at Dec. 31, 2009	$ (8,598)		$ 20,031	$ 3		$ 701			$ (9,302)
Balances (in shares) at Dec. 31, 2009			17,416,317	31,872,485
Issuance of common stock upon exercise of stock options (in shares)				1,039,896	67,500
Issuance of common stock upon exercise of stock options	247	12				247	12
Stock-based compensation expense	638					638
Excess tax benefit from stock-based compensation	73					73
Net income (loss)	2,738								2,738
Balances at Dec. 31, 2010	(4,890)		20,031	3		1,671			(6,564)
Balances (in shares) at Dec. 31, 2010			17,416,317	32,979,881
Issuance of common stock upon exercise of stock options (in shares)				155,968
Issuance of common stock upon exercise of stock options	85			1		84
Stock-based compensation expense	1,448					1,448
Excess tax benefit from stock-based compensation	9					9
Repurchase of common stock (in shares)				(51,000)
Repurchase of common stock	(308)					(308)
Net income (loss)	3,379								3,379
Balances at Dec. 31, 2011	(277)		20,031	4		2,904			(3,185)
Balances (in shares) at Dec. 31, 2011			17,416,317	33,084,849
Issuance of common stock upon exercise of stock options (in shares)	1,082,288			1,082,288
Issuance of common stock upon exercise of stock options	606					606
Stock-based compensation expense	4,796					4,796
Excess tax benefit from stock-based compensation	1,541					1,541
Donation of common shares (in shares)				150,000
Donation of common shares	1,851					1,851
Other comprehensive loss	(1)							(1)
Net income (loss)	1,427								1,427
Balances at Dec. 31, 2012	9,943		20,031	4		11,698		(1)	(1,758)
Balances (in shares) at Dec. 31, 2012			17,416,317	34,317,137
Proceeds from public offering, net of underwriters' discount (in shares)				6,230,000
Proceeds from public offering, net of underwriters' discount	176,975			1		176,974
Issuance of common stock upon exercise of stock options (in shares)	1,135,956
Conversion of preferred stock to common stock (in shares)			(17,416,317)	17,416,317
Conversion of preferred stock to common stock	20,031		(20,031)	1		20,030
Issuance of common stock upon exercise of stock options and warrants (unaudited) (in shares)				1,189,074
Issuance of common stock upon exercise of stock options and warrants (unaudited)	1,672					1,672
Stock-based compensation expense	9,533					9,533
Excess tax benefit from stock-based compensation	823					823
Other comprehensive loss	(41)							(41)
Net income (loss)	(4,169)								(4,169)
Balances at Sep. 30, 2013	$ 214,767			$ 6		$ 220,730		$ (42)	$ (5,927)
Balances (in shares) at Sep. 30, 2013				59,152,528